Segment Information	12 Months Ended
Dec. 31, 2022
Disclosure of entity's operating segments [Abstract]
Segmented Information
28. SEGMENTED INFORMATION

The Company reviews its segment reporting to ensure it reflects the operational structure of the Company and enables the Company's Chief Operating Decision Maker to review operating segment performance. We have determined that each producing mine and significant development property represents an operating segment. The Company has organized its reportable and operating segments by significant revenue streams and geographic regions.
Significant information relating to the Company’s reportable operating segments is summarized in the table below:

For the year ended December 31, 2022
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$155,039	$98,695	$20,249	$36,095	$91,682
Peru	Huaron	145,730	100,511	11,836	33,383	15,574
	Morococha (2)	22,059	20,642	2,332	(915)	1,252
Bolivia	San Vicente	76,935	59,596	8,744	8,595	7,156
Argentina	Manantial Espejo (3)	105,073	112,670	23,050	(30,647)	4,263
Guatemala	Escobal	—	—	—	—	1,606
Total Silver Segment		504,836	392,114	66,211	46,511	121,533
Gold Segment:
Mexico	Dolores	303,934	301,892	129,803	(127,761)	35,855
Peru	Shahuindo	266,375	146,179	44,503	75,693	44,604
	La Arena	175,865	103,869	34,674	37,322	47,970
Canada	Timmins	243,708	186,266	38,640	18,802	37,652
Total Gold Segment		989,882	738,206	247,620	4,056	166,081
Other segment:
Canada	Pas Corp	—	—	439	(439)	348
Argentina	Navidad	—	—	—	—	50
Other	Other	—	—	1,766	(1,766)	1,509
Total		$1,494,718	$1,130,320	$316,036	$48,362	$289,521
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.
(2)Morococha was placed on care and maintenance in February 2022.
(3)Manantial Espejo ceased production subsequent to year end.

For the year ended December 31, 2021
Segment/Country	Mine	Revenue	Production costs and royalties	Depreciation	Mine operating earnings	Capital expenditures(1)
Silver Segment:
Mexico	La Colorada	$130,112	$75,192	$20,505	$34,415	$65,532
Peru	Huaron	154,634	90,126	11,564	52,944	10,897
	Morococha	108,699	75,182	13,738	19,779	8,329
Bolivia	San Vicente	80,446	54,569	9,276	16,601	5,340
Argentina	Manantial Espejo	127,445	106,874	16,031	4,540	7,575
Guatemala	Escobal	—	—	—	—	778
Total Silver Segment		601,336	401,943	71,114	128,279	98,451
Gold Segment:
Mexico	Dolores	342,556	186,285	106,397	49,874	40,566
Peru	Shahuindo	255,771	115,009	42,600	98,162	27,678
	La Arena	194,582	84,243	41,362	68,977	45,479
Canada	Timmins	238,505	174,374	39,768	24,363	42,298
Total Gold Segment		1,031,414	559,911	230,127	241,376	156,021
Other segment:
Canada	Pas Corp	—	—	407	(407)	332
Argentina	Navidad	—	—	—	—	90
Other	Other	—	—	1,310	(1,310)	980
Total		$1,632,750	$961,854	$302,958	$367,938	$255,874
(1)Includes payments for mineral properties, plant and equipment and payment of equipment leases.

At December 31, 2022
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$375,381	$52,018	$323,363
Peru	Huaron	122,535	51,486	71,049
	Morococha (1)	102,193	31,240	70,953
Bolivia	San Vicente	82,509	47,380	35,129
Argentina	Manantial Espejo (2)	47,772	40,477	7,295
Guatemala	Escobal	291,118	19,374	271,744
Total Silver Segment		1,021,508	241,975	779,533
Gold Segment:
Mexico	Dolores	415,143	155,772	259,371
Peru	Shahuindo	602,443	199,560	402,883
	La Arena	368,277	155,120	213,157
Canada	Timmins	382,043	67,971	314,072
Total Gold Segment		1,767,906	578,423	1,189,483
Other segment:
Canada	Pas Corp	178,986	182,920	(3,934)
Argentina	Navidad	193,923	2,600	191,323
	Other	86,175	40,962	45,213
Total		$3,248,498	$1,046,880	$2,201,618
(1)Morococha was placed on care and maintenance in February 2022.
(2)Manantial Espejo ceased production subsequent to year end.

At December 31, 2021
Segment/Country	Mine	Assets	Liabilities	Net assets
Silver Segment:
Mexico	La Colorada	$299,038	$52,934	$246,104
Peru	Huaron	117,514	59,975	57,539
	Morococha	124,607	40,494	84,113
Bolivia	San Vicente	88,924	53,264	35,660
Argentina	Manantial Espejo	71,012	29,017	41,995
Guatemala	Escobal	287,811	19,833	267,978
Total Silver Segment		988,906	255,517	733,389
Gold Segment:
Mexico	Dolores	750,220	193,638	556,582
Peru	Shahuindo	591,164	199,450	391,714
	La Arena	317,371	106,799	210,572
Canada	Timmins	419,106	62,196	356,910
Total Gold Segment		2,077,861	562,083	1,515,778
Other segment:
Canada	Pas Corp	176,006	16,492	159,514
Argentina	Navidad	193,077	—	193,077
	Other	82,734	48,484	34,250
		$3,518,584	$882,576	$2,636,008

Product Revenue	2022	2021
Refined silver and gold	$1,106,793	$1,177,388
Zinc concentrate	98,341	119,059
Lead concentrate	167,673	145,524
Copper concentrate	65,096	133,025
Silver concentrate	56,815	57,754
Total	$1,494,718	$1,632,750
The Company has 26 customers that account for 100% of the concentrate and silver and gold sales revenue. The Company has 3 customers that accounted for 28%, 14% and 12% of total sales in 2022, and 4 customers that accounted for 21%, 13%, 12%, and 11% of total sales in 2021. The loss of certain of these customers or curtailment of purchases by such customers could have a material adverse effect on the Company’s financial performance, financial position, and cash flows.